                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.


  1.  Name and address of issuer:

           SBL Fund, 700 Harrison, Topeka, Kansas 66636-0001

  2.  Name of each series or class of funds for which this notice is filed:

           Series A

  3.  Investment Company Act File Number:  811-2753
      Securities Act File Number:  2-59353

  4.  Last day of fiscal year for which this notice is filed:

           December 31, 1996

  5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                            |_|

  6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

  7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

           None.

  8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

           None.

  9.  Number and aggregate sale price of securities sold during the fiscal year:

                                0                                            $0

 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                0                                            $0

 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                                0                                            $0

                           INVESTMENT COMPANIES-FORMS

 12.  Calculation of registration fee:

      (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

                                                                             $0

      (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

                                                                            +$0

      (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

                                                                            -$0

      (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

                                                                            +$0

      (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
            (iii), plus line (iv)] (if applicable):

                                                                             $0

      (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see instruction C.6):

                                                                       x 1/3300

      (vii) Fee due [line (i) or (line (v)  multiplied  by line  (vi)]:      $0

            SBL Fund serves as the underlying funding vehicle for variable life insurance and variable annuity contracts. SBL Fund sells its shares exclusively to separate accounts of Security Benefit Life Insurance Company and the separate accounts are registered as unit investment trusts. Accordingly, the Fund is not required to include as sales those securities that are sold to an unmanaged insurance company separate account the interests in which are registered under the Securities Act, and on which registration fees have been paid or will be paid.

 13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a)

                                                                            |_|

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*            AMY J. LEE
                          ---------------------------------
                               Amy J. Lee, Secretary

Date      February 28, 1997
     ----------------------------

  *Please print the name and title of the signing officer below the signature.

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                              PLEASE PRINT OR TYPE.


  1.  Name and address of issuer:

           SBL Fund, 700 Harrison, Topeka, Kansas 66636-0001

  2.  Name of each series or class of funds for which this notice is filed:

           Series B

  3.  Investment Company Act File Number:  811-2753
      Securities Act File Number:  2-59353

  4.  Last day of fiscal year for which this notice is filed:

           December 31, 1996

  5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                            |_|

  6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

  7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

           None.

  8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

           None.

  9.  Number and aggregate sale price of securities sold during the fiscal year:

                                0                                            $0

 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                0                                            $0

 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                                0                                            $0

                           INVESTMENT COMPANIES-FORMS

 12.  Calculation of registration fee:

      (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

                                                                             $0

      (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

                                                                            +$0

      (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

                                                                            -$0

      (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

                                                                             +0

      (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
            (iii), plus line (iv)] (if applicable):

                                                                             $0

      (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see instruction C.6):

                                                                       x 1/3300

      (vii) Fee due [line (i) or (line (v)  multiplied  by line  (vi)]:      $0

            SBL Fund serves as the underlying funding vehicle for variable life insurance and variable annuity contracts. SBL Fund sells its shares exclusively to separate accounts of Security Benefit Life Insurance Company and the separate accounts are registered as unit investment trusts. Accordingly, the Fund is not required to include as sales those securities that are sold to an unmanaged insurance company separate account the interests in which are registered under the Securities Act, and on which registration fees have been paid or will be paid.

 13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a)

                                                                            |_|

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*             AMY J. LEE
                          -----------------------------------
                                Amy J. Lee, Secretary

Date      February 28, 1997
      -------------------------

  *Please print the name and title of the signing officer below the signature.

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                              PLEASE PRINT OR TYPE.


  1.  Name and address of issuer:

           SBL Fund, 700 Harrison, Topeka, Kansas 66636-0001

  2.  Name of each series or class of funds for which this notice is filed:

           Series C

  3.  Investment Company Act File Number:  811-2753
      Securities Act File Number:  2-59353

  4.  Last day of fiscal year for which this notice is filed:

           December 31, 1996

  5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                            |_|

  6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

  7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                   784,158                         $  9,770,611

  8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

           None.

  9.  Number and aggregate sale price of securities sold during the fiscal year:

                                0                                            $0

 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                0                                            $0

 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                                0                                            $0

                           INVESTMENT COMPANIES-FORMS

 12.  Calculation of registration fee:

      (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

                                                                             $0

      (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

                                                                            +$0

      (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

                                                                            -$0

      (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

                                                                            +$0
      (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
            (iii), plus line (iv)] (if applicable):

                                                                             $0

      (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see instruction C.6):

                                                                       x 1/3300

      (vii) Fee due [line (i) or (line (v)  multiplied  by line  (vi)]:      $0

            SBL Fund serves as the underlying funding vehicle for variable life insurance and variable annuity contracts. SBL Fund sells its shares exclusively to separate accounts of Security Benefit Life Insurance Company and the separate accounts are registered as unit investment trusts. Accordingly, the Fund is not required to include as sales those securities that are sold to an unmanaged insurance company separate account the interests in which are registered under the Securities Act, and on which registration fees have been paid or will be paid.

 13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a)

                                                                            |_|

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*              AMY J. LEE
                          ------------------------------------
                                 Amy J. Lee, Secretary

Date      February 28, 1997
     --------------------------

  *Please print the name and title of the signing officer below the signature.

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                              PLEASE PRINT OR TYPE.


  1.  Name and address of issuer:

           SBL Fund, 700 Harrison, Topeka, Kansas 66636-0001

  2.  Name of each series or class of funds for which this notice is filed:

           Series D

  3.  Investment Company Act File Number:  811-2753
      Securities Act File Number:  2-59353

  4.  Last day of fiscal year for which this notice is filed:

           December 31, 1996

  5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                            |_|

  6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

  7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

           None.

  8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

           None.

  9.  Number and aggregate sale price of securities sold during the fiscal year:

                                0                                            $0

 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                0                                            $0

 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                                0                                            $0

                           INVESTMENT COMPANIES-FORMS

 12.  Calculation of registration fee:

      (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

                                                                             $0

      (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

                                                                            +$0

      (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

                                                                            -$0

      (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

                                                                            +$0

      (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
            (iii), plus line (iv)] (if applicable):

                                                                             $0

      (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see instruction C.6):

                                                                       x 1/3300

      (vii) Fee due [line (i) or (line (v)  multiplied  by line  (vi)]:      $0

            SBL Fund serves as the underlying funding vehicle for variable life insurance and variable annuity contracts. SBL Fund sells its shares exclusively to separate accounts of Security Benefit Life Insurance Company and the separate accounts are registered as unit investment trusts. Accordingly, the Fund is not required to include as sales those securities that are sold to an unmanaged insurance company separate account the interests in which are registered under the Securities Act, and on which registration fees have been paid or will be paid.

 13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a)

                                                                            |_|

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*             AMY J. LEE
                          ----------------------------------
                                Amy J. Lee, Secretary

Date     February 28, 1997
     --------------------------

  *Please print the name and title of the signing officer below the signature.

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.


  1.  Name and address of issuer:

           SBL Fund, 700 Harrison, Topeka, Kansas 66636-0001

  2.  Name of each series or class of funds for which this notice is filed:

           Series E

  3.  Investment Company Act File Number:  811-2753
      Securities Act File Number:  2-59353

  4.  Last day of fiscal year for which this notice is filed:

           December 31, 1996

  5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                            |_|

  6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

  7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

           None.

  8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

           None.

  9.  Number and aggregate sale price of securities sold during the fiscal year:

                                0                                            $0

 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                0                                            $0

 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                                0                                            $0

                           INVESTMENT COMPANIES-FORMS


 12.  Calculation of registration fee:

      (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

                                                                             $0

      (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

                                                                            +$0

      (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

                                                                            -$0

      (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

                                                                            +$0

      (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
            (iii), plus line (iv)] (if applicable):

                                                                             $0

      (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see instruction C.6):

                                                                       x 1/3300

      (vii) Fee due [line (i) or (line (v)  multiplied  by line  (vi)]:      $0

            SBL Fund serves as the underlying funding vehicle for variable life insurance and variable annuity contracts. SBL Fund sells its shares exclusively to separate accounts of Security Benefit Life Insurance Company and the separate accounts are registered as unit investment trusts. Accordingly, the Fund is not required to include as sales those securities that are sold to an unmanaged insurance company separate account the interests in which are registered under the Securities Act, and on which registration fees have been paid or will be paid.

 13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a)

                                                                            |_|

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*               AMY J. LEE
                          -------------------------------------
                                  Amy J. Lee, Secretary

Date     February 28, 1997
     -----------------------------

  *Please print the name and title of the signing officer below the signature.

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.


  1.  Name and address of issuer:

           SBL Fund, 700 Harrison, Topeka, Kansas 66636-0001

  2.  Name of each series or class of funds for which this notice is filed:

           Series J

  3.  Investment Company Act File Number:  811-2753
      Securities Act File Number:  2-59353

  4.  Last day of fiscal year for which this notice is filed:

           December 31, 1996

  5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                            |_|

  6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

  7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

           None.

  8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

           None.

  9.  Number and aggregate sale price of securities sold during the fiscal year:

                                0                                            $0

 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                0                                            $0

 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                                0                                            $0

                           INVESTMENT COMPANIES-FORMS

 12.  Calculation of registration fee:

      (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

                                                                             $0

      (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

                                                                            +$0

      (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

                                                                            -$0

      (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

                                                                            +$0

      (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
            (iii), plus line (iv)] (if applicable):

                                                                             $0

      (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see instruction C.6):

                                                                       x 1/3300

      (vii) Fee due [line (i) or (line (v)  multiplied  by line  (vi)]:      $0

            SBL Fund serves as the underlying funding vehicle for variable life insurance and variable annuity contracts. SBL Fund sells its shares exclusively to separate accounts of Security Benefit Life Insurance Company and the separate accounts are registered as unit investment trusts. Accordingly, the Fund is not required to include as sales those securities that are sold to an unmanaged insurance company separate account the interests in which are registered under the Securities Act, and on which registration fees have been paid or will be paid.

 13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a)

                                                                            |_|

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*               AMY J. LEE
                          --------------------------------------
                                  Amy J. Lee, Secretary

Date     February 28, 1997
     --------------------------

  *Please print the name and title of the signing officer below the signature.

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                              PLEASE PRINT OR TYPE.

  1.  Name and address of issuer:

           SBL Fund, 700 Harrison, Topeka, Kansas 66636-0001

  2.  Name of each series or class of funds for which this notice is filed:

           Series K

  3.  Investment Company Act File Number:  811-2753
      Securities Act File Number:  2-59353

  4.  Last day of fiscal year for which this notice is filed:

           December 31, 1996

  5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                            |_|

  6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

  7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

  8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

           None.

  9.  Number and aggregate sale price of securities sold during the fiscal year:

                                0                                            $0

 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                0                                            $0

 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                                0                                            $0

                           INVESTMENT COMPANIES-FORMS

 12.  Calculation of registration fee:

      (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

                                                                             $0

      (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

                                                                            +$0

      (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

                                                                            -$0

      (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

                                                                            +$0

      (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
            (iii), plus line (iv)] (if applicable):

                                                                              $

      (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see instruction C.6):

                                                                       x 1/3300

      (vii) Fee due [line (i) or (line (v)  multiplied  by line  (vi)]:      $0

            SBL Fund serves as the underlying funding vehicle for variable life insurance and variable annuity contracts. SBL Fund sells its shares exclusively to separate accounts of Security Benefit Life Insurance Company and the separate accounts are registered as unit investment trusts. Accordingly, the Fund is not required to include as sales those securities that are sold to an unmanaged insurance company separate account the interests in which are registered under the Securities Act, and on which registration fees have been paid or will be paid.

 13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a)

                                                                            |X|

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*                AMY J. LEE
                          ----------------------------------------
                                   Amy J. Lee, Secretary

Date      February 28, 1997
     ----------------------------

  *Please print the name and title of the signing officer below the signature.

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.


  1.  Name and address of issuer:

           SBL Fund, 700 Harrison, Topeka, Kansas 66636-0001

  2.  Name of each series or class of funds for which this notice is filed:

           Series M

  3.  Investment Company Act File Number:  811-2753
      Securities Act File Number:  2-59353

  4.  Last day of fiscal year for which this notice is filed:

           December 31, 1996

  5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                            |_|

  6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

  7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

           None.

  8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

           None.

  9.  Number and aggregate sale price of securities sold during the fiscal year:

                                0                                            $0

 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                0                                            $0

 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                                0                                            $0

                           INVESTMENT COMPANIES-FORMS

 12.  Calculation of registration fee:

      (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

                                                                             $0

      (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

                                                                            +$0

      (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

                                                                            -$0

      (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

                                                                            +$0

      (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
            (iii), plus line (iv)] (if applicable):

                                                                            $0

      (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see instruction C.6):

                                                                       x 1/3300

      (vii) Fee due [line (i) or (line (v)  multiplied  by line  (vi)]:      $0

            SBL Fund serves as the underlying funding vehicle for variable life insurance and variable annuity contracts. SBL Fund sells its shares exclusively to separate accounts of Security Benefit Life Insurance Company and the separate accounts are registered as unit investment trusts. Accordingly, the Fund is not required to include as sales those securities that are sold to an unmanaged insurance company separate account the interests in which are registered under the Securities Act, and on which registration fees have been paid or will be paid.

 13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a)

                                                                            |_|

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*                 AMY J. LEE
                          ------------------------------------------
                                    Amy J. Lee, Secretary

Date      February 28, 1997
      --------------------------

  *Please print the name and title of the signing officer below the signature.

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.


  1.  Name and address of issuer:

           SBL Fund, 700 Harrison, Topeka, Kansas 66636-0001

  2.  Name of each series or class of funds for which this notice is filed:

           Series N

  3.  Investment Company Act File Number:  811-2753
      Securities Act File Number:  2-59353

  4.  Last day of fiscal year for which this notice is filed:

           December 31, 1996

  5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                            |_|

  6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

  7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

           None.

  8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

           None.

  9.  Number and aggregate sale price of securities sold during the fiscal year:

                                0                                            $0

 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                0                                            $0

 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                                0                                            $0

                           INVESTMENT COMPANIES-FORMS

 12.  Calculation of registration fee:

      (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

                                                                             $0

      (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

                                                                            +$0

      (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

                                                                            -$0

      (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

                                                                            +$0

      (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
            (iii), plus line (iv)] (if applicable):

                                                                             $0

      (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see instruction C.6):

                                                                      x  1/3300

      (vii) Fee due [line (i) or (line (v)  multiplied  by line  (vi)]:      $0

            SBL Fund serves as the underlying funding vehicle for variable life insurance and variable annuity contracts. SBL Fund sells its shares exclusively to separate accounts of Security Benefit Life Insurance Company and the separate accounts are registered as unit investment trusts. Accordingly, the Fund is not required to include as sales those securities that are sold to an unmanaged insurance company separate account the interests in which are registered under the Securities Act, and on which registration fees have been paid or will be paid.

 13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a)

                                                                            |_|

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*                 AMY J. LEE
                           ----------------------------------------
                                    Amy J. Lee, Secretary

Date     February 28, 1997
     ------------------------

  *Please print the name and title of the signing officer below the signature.

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.


  1.  Name and address of issuer:

           SBL Fund, 700 Harrison, Topeka, Kansas 66636-0001

  2.  Name of each series or class of funds for which this notice is filed:

           Series O

  3.  Investment Company Act File Number:  811-2753
      Securities Act File Number:  2-59353

  4.  Last day of fiscal year for which this notice is filed:

           December 31, 1996

  5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                            |_|

  6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

  7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

           None.

  8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

           None.

  9.  Number and aggregate sale price of securities sold during the fiscal year:

                                0                                            $0

 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                0                                            $0

 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                                0                                            $0

                           INVESTMENT COMPANIES-FORMS

 12.  Calculation of registration fee:

      (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

                                                                             $0

      (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

                                                                             $0

      (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

                                                                            -$0

      (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

                                                                            +$0

      (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
            (iii), plus line (iv)] (if applicable):

                                                                             $0

      (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see instruction C.6):

                                                                       x 1/3300

      (vii) Fee due [line (i) or (line (v)  multiplied  by line  (vi)]:     $0

            SBL Fund serves as the underlying funding vehicle for variable life insurance and variable annuity contracts. SBL Fund sells its shares exclusively to separate accounts of Security Benefit Life Insurance Company and the separate accounts are registered as unit investment trusts. Accordingly, the Fund is not required to include as sales those securities that are sold to an unmanaged insurance company separate account the interests in which are registered under the Securities Act, and on which registration fees have been paid or will be paid.

 13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a)

                                                                            |_|

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*              AMY J. LEE
                          ------------------------------------
                                 Amy J. Lee, Secretary

Date     February 28, 1997
     ------------------------

  *Please print the name and title of the signing officer below the signature.

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.


  1.  Name and address of issuer:

           SBL Fund, 700 Harrison, Topeka, Kansas 66636-0001

  2.  Name of each series or class of funds for which this notice is filed:

           Series S

  3.  Investment Company Act File Number:  811-2753
      Securities Act File Number:  2-59353

  4.  Last day of fiscal year for which this notice is filed:

           December 31, 1996

  5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                            |_|

  6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

  7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

           None.

  8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

           None.

  9.  Number and aggregate sale price of securities sold during the fiscal year:

                                0                                            $0

 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                0                                            $0

 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                                0                                            $0

                           INVESTMENT COMPANIES-FORMS

 12.  Calculation of registration fee:

      (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

                                                                             $0

      (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

                                                                            +$0

      (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

                                                                            -$0

      (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

                                                                            +$0

      (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
            (iii), plus line (iv)] (if applicable):

                                                                             $0

      (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see instruction C.6):

                                                                       x 1/3300

      (vii) Fee due [line (i) or (line (v)  multiplied  by line  (vi)]:      $0

            SBL Fund serves as the underlying funding vehicle for variable life insurance and variable annuity contracts. SBL Fund sells its shares exclusively to separate accounts of Security Benefit Life Insurance Company and the separate accounts are registered as unit investment trusts. Accordingly, the Fund is not required to include as sales those securities that are sold to an unmanaged insurance company separate account the interests in which are registered under the Securities Act, and on which registration fees have been paid or will be paid.

 13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a)

                                                                            |_|

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*                AMY J. LEE
                           --------------------------------------
                                   Amy J. Lee, Secretary

Date     February 28, 1997
     --------------------------

  *Please print the name and title of the signing officer below the signature.

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.


  1.  Name and address of issuer:

           SBL Fund, 700 Harrison, Topeka, Kansas 66636-0001

  2.  Name of each series or class of funds for which this notice is filed:

           Series P

  3.  Investment Company Act File Number:  811-2753
      Securities Act File Number:  2-59353

  4.  Last day of fiscal year for which this notice is filed:

           December 31, 1996

  5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                            |_|

  6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

  7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

           None.

  8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

           None.

  9.  Number and aggregate sale price of securities sold during the fiscal year:

                                166,667                              $2,500,000

 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                166,667                              $2,500,000

 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                                    -0-                              $        0

                           INVESTMENT COMPANIES-FORMS

 12.  Calculation of registration fee:

      (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

                                                                     $2,500,000

      (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

                                                                    +$        0

      (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

                                                                    -$        0

      (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

                                                                    +$        0

      (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
            (iii), plus line (iv)] (if applicable):

                                                                     $2,500,000

      (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see instruction C.6):

                                                                       x 1/3300

      (vii) Fee due [line (i) or (line (v) multiplied by line (vi)]:    $757.58

            SBL Fund serves as the underlying funding vehicle for variable life insurance and variable annuity contracts. SBL Fund sells its shares exclusively to separate accounts of Security Benefit Life Insurance Company and the separate accounts are registered as unit investment trusts. A $2,500,000 direct investment was made to SBL Fund, Series P, upon inception of the fund, August 5, 1996. A $757.58 fee is due on the direct investment.

 13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a)

                                                                            |X|

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

      February 25, 1997


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*              AMY J. LEE
                          -----------------------------------
                                 Amy J. Lee, Secretary

Date     February 28, 1997
      ------------------------

  *Please print the name and title of the signing officer below the signature.